Acquisitions And Divestitures	12 Months Ended
Dec. 31, 2012
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures

Note 2 – Acquisitions and Divestitures

In 2011, FHN sold First Horizon Insurance, Inc. (“FHI”), the former subsidiary of First Tennessee Bank, a property and casualty insurance agency that served customers in over 40 states, Highland Capital Management Corporation (“Highland”), the former subsidiary of First Horizon National Corporation which provided asset management services, and First Horizon Msaver, Inc. (“Msaver”), the former subsidiary of First Tennessee Bank which provided administrative services for health savings accounts. FHN recognized $4.2 million combined after-tax gains on the sales of FHI and Highland and a $5.7 million after-tax gain related to the sale of Msaver. Additionally, in connection with the agreement to sell FHI, FHN incurred a pre-tax goodwill impairment of $10.1 million which was more than offset by $11.1 million of tax benefits recognized in first quarter 2011 related to the sale. The sales of FHI and Highland closed in second quarter 2011 and the sale of Msaver closed in third quarter 2011. The financial results of these businesses, the goodwill impairment, the gains on sales, and associated tax effects are reflected in the Income/(loss) from discontinued operations, net of tax line on the Consolidated Statements of Income for all periods presented.

In 2010, FHN exited its institutional equity research business, FTN Equity Capital Markets ("FTN ECM"), and incurred a pre-tax goodwill impairment of $3.3 million (approximately $2 million after taxes). FHN exited this business through an immediate cessation of operations on February 1, 2010. The financial results of this business, including the goodwill impairments, are reflected in the Income/(loss) from discontinued operations, net of tax line on the Consolidated Statements of Income for all periods presented.

In addition to the divestitures mentioned above, FHN acquires or divests assets from time to time in transactions that are considered business combinations or divestitures but are not material to FHN individually or in the aggregate.